Contributed surplus (Details) - Schedule of black-scholes valuation model and the following weighted average - Stock options [member]	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / shares
Contributed surplus (Details) - Schedule of black-scholes valuation model and the following weighted average [Line Items]
Risk-free interest rate	2.14%		0.82%		1.00%
Exercise price (in Dollars per share)		$ 12.48		$ 32.96		$ 55
Market price (in Dollars per share)		$ 12.48		$ 32.96		$ 55
Expected volatility	77.00%		79.00%		71.00%
Expected dividend yield (in Dollars) | $
Expected life (years)	7 years		7 years		4 years 2 months 12 days
Forfeiture rate	6.00%		4.00%		4.00%